UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global
Real Estate Index Fund
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: February 28
Date of reporting period: February 28, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
February 28, 2026

Schwab Fundamental Global Real Estate Index Fund

Ticker Symbol: SFREX

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026. Y ou can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$42	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund returned 17.66%. The MSCI ACWI Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 24.19%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net)
1
which returned 17.47% during
the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Japanese securities, including Mitsubishi Estate Co. Ltd.
■

Securities from Hong Kong
Top detractors from total return:
■

Chinese securities, including Class H holdings of China Vanke Co. Ltd.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Global Real Estate Index Fund | Annual Report
1
REG127159-01  00323336

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014) 1,2	17.66%	3.01%	5.26%
MSCI ACWI Index (Net) 3,4	24.19%	11.72%	12.97%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) 3,5	17.47%	N/A	N/A
Russell RAFI™ Global Select Real Estate Index (Net) 3	18.63%	2.63%	4.91%
Fundamental Global Real Estate Spliced Index	17.47%	2.46%	4.82%
FTSE EPRA Nareit Global Index (Net) 3	17.83%	3.69%	4.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental Global Real Estate Index Fund | Annual Report

Statistics

Net Assets (millions)	$79
Number of Holdings (excludes derivatives)	306
Portfolio Turnover Rate	21%
Advisory Fees Paid by the Fund	$295,986
Weighted Average Market Cap (millions)	$26,715
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	1.0
Qualified Dividend Income	$752,874
Qualified Business Income Deduction (199A)	$960,797
Industry Weightings % of
Investments
1

Top Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental Global Real Estate Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental Global Real Estate Index Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-four operational series. One series has a fiscal year-end of the last day of February, thirteen series have a fiscal year-end of March 31, thirty-seven series have a fiscal year-end of October 31, and three series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-four operational series during 2025/2026 and the fifty-two operational series during 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$1,301,550	$1,292,600	$98,580	$95,400	$174,105	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services to the performance of the audit for compliance with Rule 17f-2 under the Investment Company Act of 1940.
[3]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,003,222	2024/2025: $	1,787,029

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedule of investments is included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | February 28, 2026
Schwab Fundamental Global Real Estate Index Fund

    Ticker Symbol SFREX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
1

Schwab Fundamental Global Real Estate Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$9.56	$8.74	$9.35	$11.48	$11.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.29	0.30	0.30	0.34
Net realized and unrealized gains (losses)	1.34	0.87	(0.58)	(2.16)	0.44
Total from investment operations	1.64	1.16	(0.28)	(1.86)	0.78
Less distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.33)	(0.27)	(0.35)
Net asset value at end of period	$10.86	$9.56	$8.74	$9.35	$11.48
Total return	17.66%	13.56%	(3.09%)	(16.30%)	7.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	3.03%	3.18%	3.46%	3.01%	2.86%
Portfolio turnover rate	21%	26%	16%	32%	32%
Net assets, end of period (x 1,000,000)	$79	$77	$79	$104	$134

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 2.8%
Charter Hall Group	10,552	165,620
Dexus	33,225	158,654
Goodman Group	14,340	294,979
GPT Group	46,501	167,403
Mirvac Group	190,101	277,278
Region Group	42,382	69,671
Scentre Group	150,508	409,117
Stockland	105,387	383,251
Vicinity Ltd.	144,009	251,021
		2,176,994

Belgium 0.4%
Aedifica SA	957	88,640
Cofinimmo SA	1,152	126,054
Warehouses De Pauw CVA	2,734	83,980
		298,674

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,519	92,966

Canada 2.1%
Allied Properties Real Estate Investment Trust	8,650	60,307
Altus Group Ltd.	1,167	39,962
Canadian Apartment Properties REIT	5,513	152,532
Choice Properties Real Estate Investment Trust	8,561	99,540
Colliers International Group, Inc.	937	111,138
Crombie Real Estate Investment Trust	6,788	81,413
Dream Industrial Real Estate Investment Trust	7,073	68,861
First Capital Real Estate Investment Trust	9,016	141,382
FirstService Corp.	862	135,830
Granite Real Estate Investment Trust	1,954	131,747
H&R Real Estate Investment Trust	21,560	164,855
Killam Apartment Real Estate Investment Trust	3,699	45,829
Northwest Healthcare Properties Real Estate Investment Trust	12,343	52,845
RioCan Real Estate Investment Trust	17,329	250,651
SmartCentres Real Estate Investment Trust	5,000	101,792
		1,638,684

China 7.0%
A-Living Smart City Services Co. Ltd., H Shares	274,750	76,802
C&D International Investment Group Ltd.	44,719	86,472
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	78,900	113,873
China Resources Land Ltd.	301,000	1,216,543
China Resources Mixc Lifestyle Services Ltd.	9,600	58,199
China Vanke Co. Ltd., A Shares *	501,900	353,911
China Vanke Co. Ltd., H Shares *(a)	826,400	396,666
Country Garden Services Holdings Co. Ltd.	323,900	260,988
Gemdale Corp., A Shares *	193,700	92,754
Greentown China Holdings Ltd.	142,000	189,580
Greentown Service Group Co. Ltd.	98,000	54,513
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	1,506,622	105,532
Hopson Development Holdings Ltd. *	273,900	112,733
KE Holdings, Inc., ADR	29,270	481,491
Longfor Group Holdings Ltd.	551,500	698,255
Poly Developments & Holdings Group Co. Ltd., A Shares	301,300	298,425
Red Star Macalline Group Corp. Ltd., H Shares *	280,800	50,972
Seazen Group Ltd. *	984,000	288,509
Seazen Holdings Co. Ltd., A Shares *	33,100	80,426
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	267,100	101,559
Shui On Land Ltd.	1,167,000	98,210
Sunac China Holdings Ltd. *	1,571,000	249,944
Zhuhai Huafa Properties Co. Ltd., A Shares	123,100	77,306
		5,543,663

France 2.3%
Carmila SA *	3,557	77,620
Covivio SA	2,390	175,182
Gecina SA	1,751	161,657
ICADE (a)	4,894	124,059
Klepierre SA	7,377	310,450
Mercialys SA	3,885	56,257
Nexity SA *	18,528	208,140
Pierre Et Vacances SA *	7,380	16,106
Unibail-Rodamco-Westfield *	5,433	680,688
		1,810,159

Germany 1.3%
LEG Immobilien SE	2,289	191,492
TAG Immobilien AG	6,467	126,141
Vonovia SE	20,700	701,885
		1,019,518

Hong Kong 11.7%
China Jinmao Holdings Group Ltd.	1,025,000	208,030
China Overseas Grand Oceans Group Ltd.	663,000	247,316
China Overseas Land & Investment Ltd.	766,500	1,400,287
CK Asset Holdings Ltd.	164,950	1,046,571
Fortune Real Estate Investment Trust	85,000	59,020
Hang Lung Group Ltd.	92,000	197,220
Hang Lung Properties Ltd.	90,697	118,798
Henderson Land Development Co. Ltd.	62,866	284,169
Hongkong Land Holdings Ltd.	47,527	411,479
Hysan Development Co. Ltd.	39,500	110,090
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	66,000	212,527
Link REIT	84,400	417,264
New World Development Co. Ltd. *	720,460	997,568
Poly Property Group Co. Ltd.	801,000	215,735
Shanghai Industrial Holdings Ltd.	92,000	180,382
Shenzhen Investment Ltd. *	730,000	78,311
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	122,204	199,194
Sun Hung Kai Properties Ltd.	75,342	1,400,656
Swire Pacific Ltd., A Shares	44,000	472,646
Swire Pacific Ltd., B Shares	90,000	159,100
Swire Properties Ltd.	40,000	137,658
Wharf Holdings Ltd.	41,000	135,734
Wharf Real Estate Investment Co. Ltd.	95,400	351,198
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
3

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yuexiu Property Co. Ltd.	297,359	174,197
		9,215,150

Israel 0.3%
Alony Hetz Properties & Investments Ltd.	6,817	80,109
Azrieli Group Ltd.	493	70,845
Elco Ltd.	926	44,862
Mivne Real Estate KD Ltd.	13,147	54,544
		250,360

Japan 12.4%
Activia Properties, Inc.	73	69,824
Advance Residence Investment Corp.	78	85,873
AEON REIT Investment Corp.	83	72,653
Daito Trust Construction Co. Ltd.	35,450	816,334
Daiwa House REIT Investment Corp.	150	127,731
Daiwa Office Investment Corp.	21	49,080
Daiwa Securities Living Investments Corp.	74	54,905
Frontier Real Estate Investment Corp.	83	47,580
GLP J-Reit	115	103,096
Hulic Co. Ltd.	26,200	347,211
Industrial & Infrastructure Fund Investment Corp.	71	69,079
Invincible Investment Corp.	132	56,051
Japan Excellent, Inc.	52	50,813
Japan Hotel REIT Investment Corp.	83	45,083
Japan Logistics Fund, Inc.	77	51,146
Japan Metropolitan Fund Invest	237	184,838
Japan Prime Realty Investment Corp.	116	79,167
Japan Real Estate Investment Corp.	209	174,013
Japan Wool Textile Co. Ltd.	6,500	87,151
KDX Realty Investment Corp.	68	74,019
Leopalace21 Corp.	14,700	70,016
Mitsubishi Estate Co. Ltd.	58,400	1,969,439
Mitsui Fudosan Accommodations Fund, Inc.	65	57,415
Mitsui Fudosan Co. Ltd.	130,100	1,753,724
Nippon Building Fund, Inc.	219	203,736
Nippon Prologis REIT, Inc.	183	107,336
Nomura Real Estate Holdings, Inc.	40,500	301,484
Nomura Real Estate Master Fund, Inc.	157	167,792
NTT UD REIT Investment Corp.	55	51,038
Orix JREIT, Inc.	178	118,711
Relo Group, Inc.	5,300	65,420
Sekisui House Reit, Inc.	131	78,946
Starts Corp., Inc.	3,200	109,443
Sumitomo Realty & Development Co. Ltd.	28,100	949,959
Token Corp.	1,100	105,789
Tokyo Tatemono Co. Ltd.	12,600	352,535
Tokyu Fudosan Holdings Corp.	52,000	523,015
United Urban Investment Corp.	99	117,563
		9,749,008

Jersey 0.4%
International Workplace Group PLC	105,851	317,724

Luxembourg 0.2%
Aroundtown SA *	42,439	153,178

Mexico 0.7%
Corp. Inmobiliaria Vesta SAB de CV	15,240	56,130
FIBRA Macquarie Mexico	35,247	88,128
Fibra Uno Administracion SA de CV	216,466	376,069
SECURITY	NUMBER OF SHARES	VALUE ($)
Prologis Property Mexico SA de CV	13,443	66,021
		586,348

Netherlands 0.4%
CTP NV	2,973	63,127
Eurocommercial Properties NV	1,960	65,879
NEPI Rockcastle NV *	23,152	215,239
		344,245

Philippines 0.7%
Ayala Corp.	18,510	192,595
Ayala Land, Inc.	396,132	143,547
Megaworld Corp.	1,500,000	58,788
Robinsons Land Corp.	200,600	64,366
SM Prime Holdings, Inc.	327,400	121,971
		581,267

Singapore 1.7%
CapitaLand Ascendas REIT	96,988	206,026
CapitaLand Ascott Trust	97,680	74,868
CapitaLand Integrated Commercial Trust	121,175	234,436
City Developments Ltd.	29,200	226,165
Frasers Logistics & Commercial Trust	119,800	93,731
Mapletree Industrial Trust	55,144	88,825
Mapletree Logistics Trust	97,431	99,333
Mapletree Pan Asia Commercial Trust	76,727	86,075
UOL Group Ltd.	29,880	266,280
		1,375,739

South Africa 0.7%
Growthpoint Properties Ltd.	243,655	287,818
Hyprop Investments Ltd.	17,654	71,373
Redefine Properties Ltd.	414,136	180,657
		539,848

Spain 0.3%
Colonial SFL Socimi SA	11,634	78,127
Merlin Properties Socimi SA	8,638	152,534
		230,661

Sweden 0.7%
Castellum AB	14,027	186,569
Fabege AB	6,584	61,336
Fastighets AB Balder, B Shares *	11,349	85,280
Sagax AB, B Shares	2,188	46,310
Samhallsbyggnadsbolaget i Norden AB *	156,607	68,339
Wihlborgs Fastigheter AB	6,151	65,159
		512,993

Switzerland 0.8%
Allreal Holding AG	459	140,729
Mobimo Holding AG	135	70,323
PSP Swiss Property AG	643	138,484
Swiss Prime Site AG	1,509	287,947
		637,483

See financial notes
4
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 0.1%
Huaku Development Co. Ltd.	18,640	64,501
Ruentex Development Co. Ltd.	46,273	43,603
		108,104

Thailand 0.7%
3BB Internet Infrastructure Fund, Class F	317,500	70,987
Central Pattana PCL NVDR	86,400	194,288
Land & Houses PCL NVDR	841,811	117,948
Sansiri PCL NVDR	1,270,283	63,749
Supalai PCL NVDR	166,082	95,102
		542,074

United Arab Emirates 1.1%
Aldar Properties PJSC	38,964	114,571
Emaar Development PJSC	26,329	138,704
Emaar Properties PJSC	145,709	643,074
		896,349

United Kingdom 1.8%
Big Yellow Group PLC	4,498	62,796
British Land Co. PLC	31,368	172,452
Derwent London PLC	3,740	91,101
Grainger PLC	22,170	57,365
Land Securities Group PLC	31,206	271,110
LondonMetric Property PLC	18,353	52,969
Primary Health Properties PLC	63,704	92,976
Safestore Holdings PLC	7,419	79,286
Savills PLC	12,741	174,108
Segro PLC	22,890	259,123
Tritax Big Box REIT PLC	34,391	79,677
UNITE Group PLC	6,932	46,988
		1,439,951

United States 48.4%
Acadia Realty Trust	2,919	61,065
Agree Realty Corp.	1,322	106,395
Alexander & Baldwin, Inc.	2,992	62,204
Alexandria Real Estate Equities, Inc.	8,968	484,631
American Assets Trust, Inc.	3,181	62,093
American Healthcare REIT, Inc.	2,025	105,786
American Homes 4 Rent, Class A	6,740	202,200
American Tower Corp.	9,764	1,873,321
Americold Realty Trust, Inc.	18,215	243,899
Apple Hospitality REIT, Inc.	13,056	160,067
AvalonBay Communities, Inc.	3,412	604,709
Brandywine Realty Trust	31,681	101,062
Brixmor Property Group, Inc.	10,630	321,770
Broadstone Net Lease, Inc.	6,406	124,212
BXP, Inc.	8,852	509,698
Camden Property Trust	3,116	337,587
CareTrust REIT, Inc.	1,751	71,126
CBRE Group, Inc., Class A *	11,066	1,634,006
Centerspace	781	49,125
Claros Mortgage Trust, Inc. *	30,510	72,919
Compass, Inc., Class A *	88,123	859,199
COPT Defense Properties	4,994	158,709
CoStar Group, Inc. *	3,292	146,922
Cousins Properties, Inc.	7,387	171,083
Crown Castle, Inc.	15,729	1,408,375
CubeSmart	5,671	233,305
Cushman & Wakefield Ltd. *	22,901	307,102
DiamondRock Hospitality Co.	9,531	95,691
SECURITY	NUMBER OF SHARES	VALUE ($)
Digital Realty Trust, Inc.	7,134	1,264,145
Diversified Healthcare Trust	37,766	255,298
Douglas Emmett, Inc.	12,722	125,821
Easterly Government Properties, Inc.	2,799	65,161
EastGroup Properties, Inc.	727	142,717
Empire State Realty Trust, Inc., Class A	13,678	80,427
EPR Properties	2,962	175,972
Equinix, Inc.	1,288	1,254,847
Equity LifeStyle Properties, Inc.	3,430	230,359
Equity Residential	12,644	799,227
Essential Properties Realty Trust, Inc.	2,231	75,720
Essex Property Trust, Inc.	1,618	412,768
eXp World Holdings, Inc.	15,815	110,231
Extra Space Storage, Inc.	3,271	494,019
Federal Realty Investment Trust	2,797	304,230
First Industrial Realty Trust, Inc.	2,873	181,401
Four Corners Property Trust, Inc.	2,104	53,694
Gaming & Leisure Properties, Inc.	6,632	324,371
Global Net Lease, Inc.	10,739	101,161
Healthcare Realty Trust, Inc.	15,747	290,532
Healthpeak Properties, Inc.	27,660	489,029
Highwoods Properties, Inc.	6,890	154,956
Host Hotels & Resorts, Inc.	34,980	685,258
Hudson Pacific Properties, Inc. *	8,998	65,146
Independence Realty Trust, Inc.	5,126	84,938
Innovative Industrial Properties, Inc.	1,043	55,237
InvenTrust Properties Corp.	2,394	74,693
Invitation Homes, Inc.	14,329	377,426
Iron Mountain, Inc.	6,864	743,577
JBG SMITH Properties	9,143	139,065
Jones Lang LaSalle, Inc. *	3,039	958,956
Kennedy-Wilson Holdings, Inc.	10,172	110,671
Kilroy Realty Corp.	6,923	206,444
Kimco Realty Corp.	18,089	425,996
Kite Realty Group Trust	5,839	152,106
Lamar Advertising Co., Class A	2,539	349,722
Lineage, Inc.	2,205	89,347
LTC Properties, Inc.	1,552	61,583
LXP Industrial Trust	2,950	146,202
Macerich Co.	10,216	209,122
Marcus & Millichap, Inc.	2,012	53,137
McGrath RentCorp	894	99,189
Medical Properties Trust, Inc.	58,122	334,783
Mid-America Apartment Communities, Inc.	3,409	456,329
National Health Investors, Inc.	1,120	94,158
National Storage Affiliates Trust	2,143	75,048
Newmark Group, Inc., Class A	5,851	84,957
NNN REIT, Inc.	4,965	225,014
Omega Healthcare Investors, Inc.	6,208	299,660
Outfront Media, Inc.	7,923	228,262
Park Hotels & Resorts, Inc.	21,749	245,981
Peakstone Realty Trust	7,307	152,424
Pebblebrook Hotel Trust	11,328	145,338
Phillips Edison & Co., Inc.	3,292	129,310
Piedmont Realty Trust, Inc., Class A *	18,860	143,147
Prologis, Inc.	15,273	2,177,472
Public Storage	2,781	853,934
Realty Income Corp.	12,498	837,366
Regency Centers Corp.	4,478	353,762
Rexford Industrial Realty, Inc.	3,866	144,859
RLJ Lodging Trust	17,980	144,200
Ryman Hospitality Properties, Inc.	1,235	121,956
Sabra Health Care REIT, Inc.	8,747	179,751
SBA Communications Corp.	2,315	465,685
Service Properties Trust (c)	73,086	168,098
Sila Realty Trust, Inc.	1,958	50,379
Simon Property Group, Inc.	6,659	1,357,437
SL Green Realty Corp.	4,294	158,234
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
5

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STAG Industrial, Inc.	4,722	185,197
Summit Hotel Properties, Inc.	8,851	39,918
Sun Communities, Inc.	3,612	492,894
Sunstone Hotel Investors, Inc.	13,411	124,454
Tanger, Inc.	2,813	104,250
Terreno Realty Corp.	1,328	87,728
UDR, Inc.	9,616	360,600
Uniti Group, Inc.	16,179	118,430
Urban Edge Properties	5,177	110,011
Ventas, Inc.	11,682	1,006,521
Veris Residential, Inc.	3,613	68,105
VICI Properties, Inc.	17,338	523,781
Vornado Realty Trust	7,564	208,615
Welltower, Inc.	7,179	1,486,914
WP Carey, Inc.	6,174	460,889
Xenia Hotels & Resorts, Inc.	6,541	99,946
		38,147,959
Total Common Stocks (Cost $53,605,814)		78,209,099

PREFERRED STOCKS 0.0% OF NET ASSETS

Brazil 0.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes *	2,942	16,729
Total Preferred Stocks (Cost $5,050)		16,729

INVESTMENT COMPANIES 0.3% OF NET ASSETS

United States 0.3%
iShares Core U.S. REIT ETF	2,892	182,774
Total Investment Companies (Cost $178,697)		182,774

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	623,668	623,668
Total Short-Term Investments (Cost $623,668)		623,668
Total Investments in Securities (Cost $54,413,229)		79,032,270

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 03/20/26	7	269,290	5,135
MSCI EAFE Index, expires 03/20/26	1	158,255	4,578
MSCI Emerging Markets Index, expires 03/20/26	1	80,185	6,823
			16,536

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $574,153.
(b)	Fair valued using significant unobservable inputs.
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Diversified Real Estate Activities	13.4%
Real Estate Development	12.4%
Retail REITs	10.4%
Real Estate Operating Companies	7.2%
Health Care REITs	7.1%
Industrial REITs	6.8%
Real Estate Services	6.5%
Diversified REITs	6.1%
Telecom Tower REITs	4.7%
Multi-Family Residential REITs	4.7%
Office REITs	4.6%
Data Center REITs	3.2%
Other Specialized REITs	3.0%
Hotel & Resort REITs	2.8%
Self Storage REITs	2.3%
Single-Family Residential REITs	1.7%
Industrial Conglomerates	1.3%
Other (b)	1.2%
Short Term Investments	0.8%
Total	100.2%

(a)	Excludes derivatives.
(b)	Includes holdings within industries that are less than 1.0% of net assets.
See financial notes
6
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of February 28, 2026 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

United States 0.2%
Service Properties Trust(a)	$—	$64,884	($7,466 )	($26,599 )	($16,388 )	$168,098	73,086	$2,736

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$40,465,957	$—	$—	$40,465,957
Australia	—	2,176,994	—	2,176,994
Belgium	—	298,674	—	298,674
China	594,224	4,949,439	—	5,543,663
France	—	1,810,159	—	1,810,159
Germany	—	1,019,518	—	1,019,518
Hong Kong	294,834	8,920,316	0 *	9,215,150
Israel	—	250,360	—	250,360
Japan	321,701	9,427,307	—	9,749,008
Jersey	—	317,724	—	317,724
Luxembourg	—	153,178	—	153,178
Netherlands	215,239	129,006	—	344,245
Philippines	192,595	388,672	—	581,267
Singapore	—	1,375,739	—	1,375,739
South Africa	287,818	252,030	—	539,848
Spain	—	230,661	—	230,661
Sweden	61,336	451,657	—	512,993
Switzerland	70,323	567,160	—	637,483
Taiwan	64,501	43,603	—	108,104
Thailand	229,838	312,236	—	542,074
United Arab Emirates	138,704	757,645	—	896,349
United Kingdom	403,735	1,036,216	—	1,439,951
Preferred Stocks[1]	16,729	—	—	16,729
Investment Companies[1]	182,774	—	—	182,774
Short-Term Investments[1]	623,668	—	—	623,668
Futures Contracts[2]	16,536	—	—	16,536
Total	$44,180,512	$34,868,294	$0	$79,048,806

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
7

Schwab Fundamental Global Real Estate Index Fund
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $279,780)		$168,098
Investments in securities, at value - unaffiliated issuers (cost $54,133,449) including securities on loan of $574,153		78,864,172
Cash		255,153
Foreign currency, at value (cost $90,325)		90,838
Deposit with broker for futures contracts		46,101
Receivables:
Dividends		91,589
Foreign tax reclaims		50,297
Fund shares sold		29,115
Income from securities on loan		9,645
Variation margin on future contracts	+	155
Total assets		79,605,163

Liabilities
Collateral held for securities on loan		623,668
Payables:
Investments bought		39,953
Investment adviser fees		23,111
Fund shares redeemed	+	8,708
Total liabilities		695,440
Net assets		$78,909,723

Net Assets by Source
Capital received from investors		$89,803,318
Total distributable loss	+	(10,893,595)
Net assets		$78,909,723

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$78,909,723		7,268,185		$10.86

See financial notes
8
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $110,785)		$2,507,728
Other Interest		4,502
Dividends received from securities - affiliated issuers		2,736
Securities on loan, net	+	84,715
Total investment income		2,599,681

Expenses
Investment adviser fees		295,986
Total expenses	–	295,986
Net investment income		2,303,695

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(26,599)
Net realized gains on sales of securities - unaffiliated issuers		1,701,815
Net realized gains on futures contracts		6,462
Net realized gains on foreign currency transactions	+	8,080
Net realized gains		1,689,758
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(16,388)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		8,202,202
Net change in unrealized appreciation (depreciation) on futures contracts		20,458
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	6,090
Net change in unrealized appreciation (depreciation)		8,212,362
Net realized and unrealized gains		9,902,120
Increase in net assets resulting from operations		$12,205,815
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
9

Schwab Fundamental Global Real Estate Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$2,303,695	$2,487,583
Net realized gains (losses)		1,689,758	(3,721,763)
Net change in unrealized appreciation (depreciation)	+	8,212,362	11,332,523
Increase in net assets resulting from operations		$12,205,815	$10,098,343

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,619,145 )	($2,869,714 )

TRANSACTIONS IN FUND SHARES
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,217,704	$12,115,858	1,651,897	$15,225,612
Shares reinvested		204,842	2,002,064	242,156	2,206,575
Shares redeemed	+	(2,176,002)	(21,464,940)	(2,934,000)	(27,205,369)
Net transactions in fund shares		(753,456)	($7,347,018 )	(1,039,947)	($9,773,182 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,021,641	$76,670,071	9,061,588	$79,214,624
Total increase (decrease)	+	(753,456)	2,239,652	(1,039,947)	(2,544,553)
End of period		7,268,185	$78,909,723	8,021,641	$76,670,071
See financial notes
10
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2020 Fund
Schwab Fundamental U.S. Large Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental U.S. Small Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental International Equity Index Fund	Schwab Target 2035 Fund
Schwab Fundamental International Small Equity Index Fund	Schwab Target 2040 Fund
Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2070 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Monthly Income Fund — Target Payout
Schwab International Index Fund	Schwab Monthly Income Fund — Flexible Payout
Schwab MarketTrack All Equity Portfolio™	Schwab Monthly Income Fund — Income Payout
Schwab MarketTrack Growth Portfolio™	Schwab Target 2010 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2020 Index Fund
Schwab International Opportunities Fund™	Schwab Target 2025 Index Fund
Schwab Balanced Fund	Schwab Target 2030 Index Fund
Schwab Core Equity Fund	Schwab Target 2035 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2040 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2045 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2050 Index Fund
Schwab Health Care Fund	Schwab Target 2055 Index Fund
Schwab International Core Equity Fund	Schwab Target 2060 Index Fund
Schwab Target 2010 Fund	Schwab Target 2065 Index Fund
Schwab Target 2015 Fund	Schwab Target 2070 Index Fund
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Fundamental Global Real Estate Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to the fund’s financial statement presentation or disclosure.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
11

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
12
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
13

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of February 28, 2026, if any, are reflected in the fund’s Statement of Assets and Liabilities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
14
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
15

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.39% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2026, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $5,340,145 and $4,389,600, respectively, and includes net realized gains of $777,998.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.
16
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of February 28, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$16,536	$16,536

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$6,462	$6,462
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$20,458	$20,458

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 28, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$509,478	11

Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
17

Schwab Fundamental Global Real Estate Index Fund
Financial Notes (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$15,986,843	$23,147,320

8. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$63,852,518	$27,580,705	($12,384,417 )	$15,196,288

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of February 28, 2026, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$419,526	$15,196,288	$3,474	($26,512,883 )	($10,893,595 )
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the fund had capital loss carryforwards of $26,512,883.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$2,619,145	$2,869,714
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended February 28, 2026, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Fundamental Global Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Fundamental Global Real Estate Index Fund (the “Fund”), one of the funds constituting Schwab Capital Trust, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
20
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
21

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
22
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Fundamental Global Real Estate Index Fund | Annual Holdings and Financial Statements
23

MFR85263-11
00323322

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2026